                        SUPPLEMENT DATED MAY 1, 2019 TO

              PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

This supplement updates certain information contained in your variable annuity prospectus. Specifically, this supplement provides updates with respect to the following:

    a. Notice Regarding Fund and Portfolio Shareholder Reports
    b. Asset Allocation Model Update

Please read the supplement carefully and keep it with your prospectus for future reference.

    a. Notice Regarding Fund and Portfolio Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

    b. Asset Allocation Program -- Model Update

Effective after the close of business July 19, 2019, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

45150 SUPP 5/1/19

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 19, 2019

                                                    Portfolios                      Model A Model B Model C Model D Model E
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity Advisor(R) New Insights Fund -- Class A      1%      2%      3%      4%      5%
                                 ------------------------------------------------------------------------------------------
                                 Oppenheimer Capital Appreciation Fund -- Class A      1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Clearbridge Value Trust -- Class FI                   3%      9%     12%     17%     21%
                                 ------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund(R) -- Class A            3%      9%     12%     17%     21%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  Eaton Vance Large-Cap Value Fund -- Class A           1%      2%      3%      4%      5%
                                 ------------------------------------------------------------------------------------------
                                 Lord Abbett Affiliated Fund -- Class A                1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor
                                 Mid Cap II Fund -- Class A                            1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Select
                                 Mid Cap Value Fund -- Class A (formerly, Columbia
                                 Funds Series Trust -- Columbia Mid Cap Value Fund
                                 -- Class A)                                           1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                     Lord Abbett Mid Cap Stock Fund -- Class A             1%      1%      2%      2%      3%
                                 ------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Mid Cap Fund(R) -- Class A    1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources                PGIM Jennison Natural Resources Fund -- Class A       1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                    1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. --
                                 Cohen & Steers Global Realty Shares -- Class A        1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Select
                                 International Equity Fund -- Class A                  1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AB Trust -- AB International Value Fund -- Class A    1%      2%      2%      3%      4%
                                 ------------------------------------------------------------------------------------------
                                 Allianz Funds -- AllianzGI NFJ International
                                 Value Fund -- Class A                                 1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International
                                 Capital Opportunities Fund -- Class A                 0%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                  20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund -- Class A       7%      5%      3%      2%      0%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund --
                                 Class A                                              21%     16%     11%      5%      0%
                                 ------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A    20%     15%     10%      5%      0%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A     5%      4%      3%      2%      0%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust --
Securities                       American Century Inflation-Adjusted Bond Fund --
                                 Advisor Class                                        11%      8%      5%      2%      0%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A       5%      4%      3%      2%      0%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A            11%      8%      5%      2%      0%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                              80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 19, 2019

                                                    Portfolios                      Model A Model B Model C Model D Model E
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity Advisor(R) New Insights Fund -- Class A      1%      2%      3%      4%      5%
                                 ------------------------------------------------------------------------------------------
                                 Oppenheimer Capital Appreciation Fund -- Class A      1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Clearbridge Value Trust -- Class FI                   3%      9%     12%     17%     21%
                                 ------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund(R) -- Class A            3%      9%     12%     17%     21%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  Eaton Vance Large-Cap Value Fund -- Class A           1%      2%      3%      4%      5%
                                 ------------------------------------------------------------------------------------------
                                 Lord Abbett Affiliated Fund -- Class A                1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor
                                 Mid Cap II Fund -- Class A                            1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Select
                                 Mid Cap Value Fund -- Class A (formerly, Columbia
                                 Funds Series Trust -- Columbia Mid Cap Value Fund
                                 -- Class A)                                           1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                     Oppenheimer Main Street Mid Cap Fund(R) -- Class A    2%      2%      4%      4%      6%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources                PGIM Jennison Natural Resources Fund -- Class A       1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                    1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. --
                                 Cohen & Steers Global Realty Shares -- Class A        1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Select
                                 International Equity Fund -- Class A                  1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AB Trust -- AB International Value Fund -- Class A    1%      2%      2%      3%      4%
                                 ------------------------------------------------------------------------------------------
                                 Allianz Funds -- AllianzGI NFJ International
                                 Value Fund -- Class A                                 1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International
                                 Capital Opportunities Fund -- Class A                 0%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                  20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund -- Class A       8%      6%      4%      2%      0%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund --
                                 Class A                                              20%     15%     10%      5%      0%
                                 ------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A    20%     15%     10%      5%      0%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A     5%      4%      3%      2%      0%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust --
Securities                       American Century Inflation-Adjusted Bond Fund --
                                 Advisor Class                                        11%      8%      5%      2%      0%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A       8%      6%      4%      2%      0%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A             8%      6%      4%      2%      0%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                              80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy -- Class A   AB International Value Fund -- Class A   JPMorgan Core Bond Fund -- Class A
AB Wealth Appreciation Strategy --       AB Small Cap Growth Portfolio -- Class A PIMCO Long-Term U.S. Government Fund --
 Class A                                 AllianzGI NFJ International Value Fund    Class A
American Century Equity Income Fund --    -- Class A                              PIMCO Low Duration Fund -- Class A
 A Class                                 AllianzGI NFJ Large-Cap Value Fund --    PIMCO Total Return Fund -- Class A
BlackRock Basic Value Fund -- Investor A  Class A
BlackRock Global Allocation Fund --      American Century Inflation-Adjusted
 Investor A                               Bond Fund -- Advisor Class
Columbia Acorn Fund -- Class A           Calamos Growth Fund -- Class A
Davis New York Venture Fund -- Class A   ClearBridge Aggressive Growth Fund,
Eaton Vance Large-Cap Value Fund --       Inc. -- Class FI
 Class A                                 ClearBridge Value Trust -- Class FI
Fidelity Advisor Balanced Fund --        Cohen & Steers Global Realty Shares --
 Class A                                  Class A
Fidelity Advisor New Insights Fund --    Columbia Select International Equity
 Class A                                  Fund -- Class A
Franklin Founding Fund Allocation Fund   Columbia Large Cap Growth Fund III --
 -- Class A*                              Class A
Highland Total Return Fund -- Class A    Columbia Select Mid Cap Value Fund --
Invesco Charter Fund -- Class A           Class A (formerly, Columbia Mid Cap
Invesco Comstock Fund -- Class A          Value Fund -- Class A)
JPMorgan Investor Growth & Income Fund   Eaton Vance Floating-Rate Fund --
 -- Class A                               Class A
Lord Abbett Affiliated Fund -- Class A   Federated Kaufmann Fund -- Class A
Lord Abbett Mid Cap Stock Fund --        Fidelity Advisor Equity Growth Fund --
 Class A                                  Class A
Oppenheimer Capital Appreciation Fund    Fidelity Advisor Leveraged Company
 -- Class A                               Stock Fund -- Class A
Oppenheimer Global Fund -- Class A       Fidelity Advisor Mid Cap II Fund --
Oppenheimer Main Street Fund(R) --        Class A
 Class A                                 Franklin Small Cap Value Fund -- Class A
T. Rowe Price Capital Appreciation Fund  Janus Adviser Forty Fund -- Class A
 -- Advisor Class                        Lord Abbett Bond-Debenture Fund --
T. Rowe Price Equity Income Fund --       Class A
 Advisor Class                           Oppenheimer Main Street Mid Cap Fund(R)
T. Rowe Price Growth Stock Fund --        -- Class A
 Advisor Class                           PGIM Jennison 20/20 Focus Fund --
                                          Class A
                                         PGIM Jennison Natural Resources Fund --
                                          Class A
                                         PIMCO High Yield Fund -- Class A
                                         Putnam International Capital
                                          Opportunities Fund -- Class A
                                         Thornburg Core Growth Fund -- Class A
                                         Thornburg International Value Fund --
                                          Class A

*Not available for contracts issued on or after January 5, 2009